UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22794

Gator Series Trust

(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of principal executive offices)

       (Zip code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and address of agent for service)

Registrant's telephone number, including area code: 813-282-7870

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Gator Focus Fund

ALLY FINANCIAL, INC.

Ticker Symbol:ALLY	Cusip Number:02005N
Record Date: 3/9/2017	Meeting Date: 5/2/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: FRANKLIN W. HOBBS	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: KENNETH J. BACON	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: ROBERT T. BLAKELY	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: MAUREEN A. BREAKIRON-EVANS	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: WILLIAM H. CARY	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: MAYREE C. CLARK	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: KIM S. FENNEBRESQUE	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: MARJORIE MAGNER	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: JOHN J. STACK	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: MICHAEL F. STEIB	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: JEFFREY J. BROWN	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	APPROVAL OF THE ALLY FINANCIAL INC. INCENTIVE COMPENSATION PLAN, AMENDED AND RESTATED EFFECTIVE AS OF MAY 2, 2017.	For	Issuer	For	With
4	APPROVAL OF THE ALLY FINANCIAL INC. NON-EMPLOYEE DIRECTORS EQUITY COMPENSATION PLAN, AMENDED AND RESTATED EFFECTIVE AS OF MAY 2, 2017.	For	Issuer	For	With
5	APPROVAL OF THE ALLY FINANCIAL INC. EXECUTIVE PERFORMANCE PLAN, AMENDED AND RESTATED EFFECTIVE AS OF JANUARY 1, 2018.	For	Issuer	For	With
6	RATIFICATION OF THE AUDIT COMMITTEE'S ENGAGEMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.	For	Issuer	For	With

AMBAC FINANCIAL GROUP, INC.

Ticker Symbol:AMBC	Cusip Number:023139884
Record Date: 3/23/2017	Meeting Date: 5/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ALEXANDER D. GREENE IAN D. HAFT DAVID L. HERZOG CLAUDE LEBLANC C. JAMES PRIEUR JEFFREY S. STEIN	For	Issuer	For	With
2	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION FOR OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF KPMG AS AMBAC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

BBX CAPITAL CORPORATION

Ticker Symbol:BBXT	Cusip Number:05491N104
Record Date: 4/12/2017	Meeting Date: 5/16/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ALAN B. LEVAN JOHN E. ABDO JARETT S. LEVAN NORMAN H. BECKER STEVEN M. COLDREN DARWIN DORNBUSH WILLIS N. HOLCOMBE OSCAR HOLZMANN ALAN J. LEVY JOEL LEVY WILLIAM NICHOLSON ANTHONY P. SEGRETO NEIL STERLING CHARLIE C WINNINGHAM II SETH M. WISE	For	Issuer	For	With
2	APPROVAL OF THE BBX CAPITAL CORPORATION 2014 INCENTIVE PLAN, AS PROPOSED TO BE AMENDED AND RESTATED.	For	Issuer	For	With

BOB EVANS FARMS, INC.

Ticker Symbol:BOBE	Cusip Number:096761101
Record Date: 6/30/2016	Meeting Date: 8/24/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DOUGLAS N. BENHAM	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: CHARLES M. ELSON	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: MARY KAY HABEN	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: DAVID W. HEAD	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: KATHLEEN S. LANE	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: EILEEN A. MALLESCH	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: LARRY S. MCWILLIAMS	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: SAED MOHSENI	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: KEVIN M. SHEEHAN	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: MICHAEL F. WEINSTEIN	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: PAUL S. WILLIAMS	For	Issuer	For	With
2	APPROVING THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

CALATLANTIC GROUP, INC.

Ticker Symbol:CAA	Cusip Number:128195104
Record Date: 3/10/2017	Meeting Date: 5/10/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR BRUCE A. CHOATE DOUGLAS C. JACOBS WILLIAM L. JEWS DAVID J. MATLIN ROBERT E. MELLOR NORMAN J. METCALFE LARRY T. NICHOLSON PETER SCHOELS CHARLOTTE ST. MARTIN SCOTT D. STOWELL	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS (COMMONLY REFERRED TO AS "SAY ON PAY").	For	Issuer	For	With

COLONY CAPITAL, INC.

Ticker Symbol:CLNY	Cusip Number:19624R106
Record Date: 11/2/2016	Meeting Date: 12/20/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A PROPOSAL TO APPROVE THE MERGER OF COLONY WITH AND INTO COLONY NORTHSTAR, INC., ("COLONY NORTHSTAR") WITH COLONY NORTHSTAR SURVIVING THE MERGER, AND THE TRANSACTIONS, TO THE EXTENT APPLICABLE TO COLONY CONTEMPLATED BY THE AGREEMENT AND PLANS OF MERGER, DATED AS OF JUNE 2, 2016, AMONG COLONY, NORTHSTAR ASSET MANAGEMENT GROUP INC. ("NSAM"), NORTHSTAR REALTY FINANCE CORP. ("NRF"), COLONY NORTHSTAR, NEW SIRIUS INC., NORTHSTAR REALTY FINANCE LIMITED PARTNERSHIP, SIRIUS MERGER SUB-T, LLC, ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	For	Issuer	For	With
2	A PROPOSAL TO APPROVE A PROVISION IN THE COLONY NORTHSTAR CHARTER CONTAINING CERTAIN COLONY NORTHSTAR STOCK OWNERSHIP AND TRANSFER RESTRICTIONS , INCLUDING A PROHIBITION ON ANY PERSON ACTUALLY OR CONSTRUCTIVELY OWNING MORE THAN 9.8% IN VALUE OF THE AGGREGATE OF THE OUTSTANDING SHARES OF COLONY NORTHSTAR'S CAPITAL STOCK, OR 9.8% (IN VALUE OR IN NUMBER OF SHARES, WHICHEVER IS MORE RESTRICTIVE) OF THE AGGREGATE OF THE OUTSTANDING SHARES OF COLONY NORTHSTAR CLASS A COMMON STOCK, ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	For	Issuer	For	With
3	A PROPOSAL TO APPROVE, BY NON-BINDING, ADVISORY VOTE, THE COMPENSATION THAT MAY BECOME PAYABLE TO THE COLONY NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGERS.	For	Issuer	For	With
4	A PROPOSAL TO ADJOURN THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, AS DETERMINED BY COLONY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF PROPOSAL 1, PROPOSAL 2 AND PROPOSAL 3. BOARD	For	Issuer	For	With

DINEEQUITY, INC.

Ticker Symbol:DIN	Cusip Number:254423106
Record Date: 3/22/2017	Meeting Date: 5/16/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: LARRY A. KAY	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: DOUGLAS M. PASQUALE	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE CORPORATION'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE CORPORATION'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	TO APPROVE, ON AN ADVISORY BASIS, WHETHER THE ADVISORY VOTE ON THE COMPENSATION OF THE CORPORATION'S NAMED EXECUTIVE OFFICERS SHOULD BE HELD EVERY ONE, TWO OR THREE YEARS.	For	Issuer	For	With

DONNELLEY FINANCIAL SOLUTIONS, INC.

Ticker Symbol:DFIN	Cusip Number:25787G100
Record Date: 4/3/2017	Meeting Date: 5/18/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DANIEL N. LEIB	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: LOIS M. MARTIN	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	ADVISORY VOTE REGARDING FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	AMENDED AND RESTATED 2016 PERFORMANCE INCENTIVE PLAN	For	Issuer	For	With
5	RATIFICATION OF THE COMPANY'S AUDITORS	For	Issuer	For	With

HHGREGG, INC.

Ticker Symbol:HGG	Cusip Number:42833L108
Record Date: 6/3/2016	Meeting Date: 8/1/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR GREGORY M. BETTINELLI WILLIAM P. CARMICHAEL LAWRENCE P. CASTELLANI BENJAMIN D. GEIGER KENNETH J. KOCHER CATHERINE A. LANGHAM JOHN M. ROTH PETER M. STARRETT KATHLEEN C. TIERNEY	For	Issuer	For	With
2	TO RATIFY THE ACTION OF THE COMPANY'S AUDIT COMMITTEE IN APPOINTING KPMG LLP, OR KPMG, AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING MARCH 31, 2017.	For	Issuer	For	With

JANUS CAPITAL GROUP, INC.

Ticker Symbol:JNS	Cusip Number:47102X105
Record Date: 3/15/2017	Meeting Date: 4/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPTION OF MERGER AGREEMENT. TO CONSIDER AND VOTE ON A PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF OCTOBER 3, 2016, BY AND AMONG HENDERSON GROUP PLC, A COMPANY INCORPORATED AND REGISTERED IN JERSEY, CHANNEL ISLANDS, HORIZON ORBIT CORP., A DELAWARE CORPORATION AND A DIRECT AND WHOLLY OWNED SUBSIDIARY OF HENDERSON, AND JANUS CAPITAL GROUP INC., A DELAWARE CORPORATION, A COPY OF WHICH IS ATTACHED AS ANNEX A TO THE PROXY STATEMENT/PROSPECTUS ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	For	Issuer	For	With
2	APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF CERTAIN COMPENSATORY ARRANGEMENTS WITH JANUS NAMED EXECUTIVE OFFICERS. TO CONSIDER AND VOTE ON A NON-BINDING, ADVISORY PROPOSAL TO APPROVE THE COMPENSATION THAT MAY BECOME PAYABLE TO JANUS'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE CONSUMMATION OF THE MERGER (THE "JANUS COMPENSATION PROPOSAL").	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF A CERTAIN AMENDMENT TO THE HENDERSON MEMORANDUM OF ASSOCIATION. TO CONSIDER AND VOTE ON A NON-BINDING, ADVISORY PROPOSAL TO APPROVE AN AMENDMENT TO THE HENDERSON MEMORANDUM OF ASSOCIATION IMPLEMENTING THE SHARE CONSOLIDATION OF HENDERSON ORDINARY SHARES AT A RATIO OF ONE NEW JANUS HENDERSON ORDINARY SHARE (OR CDI) FOR EVERY 10 HENDERSON ORDINARY SHARES (OR CDIS, AS APPLICABLE) OUTSTANDING, TO BE IMPLEMENTED EFFECTIVE UPON THE CLOSING OF THE MERGER.	For	Issuer	For	With
4	APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF A CERTAIN AMENDMENT TO THE HENDERSON MEMORANDUM OF ASSOCIATION. TO CONSIDER AND VOTE ON A NON-BINDING, ADVISORY PROPOSAL TO APPROVE AN AMENDMENT TO THE HENDERSON MEMORANDUM OF ASSOCIATION INCREASING THE AUTHORIZED SHARE CAPITAL OF THE COMPANY FROM 274,363,847.00 TO $720,000,000.	For	Issuer	For	With
5	APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF A CERTAIN AMENDMENT TO THE HENDERSON ARTICLES OF ASSOCIATION. TO CONSIDER AND VOTE ON A NON-BINDING, ADVISORY PROPOSAL TO APPROVE AN AMENDMENT TO THE HENDERSON ARTICLES OF ASSOCIATION REMOVING PREEMPTIVE RIGHTS FOR JANUS HENDERSON SHAREHOLDERS ON NEW ISSUANCES OF JANUS HENDERSON ORDINARY SHARES.	For	Issuer	For	With
6	APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF A CERTAIN AMENDMENT TO THE HENDERSON ARTICLES OF ASSOCIATION. TO CONSIDER AND VOTE ON A NON-BINDING, ADVISORY PROPOSAL TO APPROVE AN AMENDMENT TO THE HENDERSON ARTICLES OF ASSOCIATION REMOVING THE REQUIREMENT THAT THE JANUS HENDERSON BOARD SEEK THE APPROVAL OF JANUS HENDERSON SHAREHOLDERS TO ISSUE JANUS HENDERSON ORDINARY SHARES.	For	Issuer	For	With
7	APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF A CERTAIN AMENDMENT TO THE HENDERSON ARTICLES OF ASSOCIATION. TO CONSIDER AND VOTE ON A NON-BINDING, ADVISORY PROPOSAL TO APPROVE AN AMENDMENT TO THE HENDERSON ARTICLES OF ASSOCIATION REQUIRING DIRECTORS OF JANUS HENDERSON TO BE RE-ELECTED AT EACH ANNUAL JANUS HENDERSON SHAREHOLDER MEETING (TOGETHER WITH PROPOSALS 3 THROUGH 6, THE "AMENDMENT PROPOSALS").	For	Issuer	For	With
8	ADJOURNMENT OF THE JANUS SPECIAL MEETING. TO CONSIDER AND VOTE ON A PROPOSAL TO ADJOURN THE JANUS SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE JANUS MERGER PROPOSAL (THE "JANUS ADJOURNMENT PROPOSAL").	For	Issuer	For	With

LA QUINTA HOLDINGS INC.

Ticker Symbol:LQ	Cusip Number:50420D108
Record Date: 3/27/2017	Meeting Date: 5/18/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JAMES R. ABRAHAMSON GLENN ALBA SCOTT O. BERGREN ALAN J. BOWERS HENRY G. CISNEROS KEITH A. CLINE GIOVANNI CUTAIA BRIAN KIM MITESH B. SHAH GARY M. SUMERS	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2017.	For	Issuer	For	With
3	TO APPROVE THE ADOPTION OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO (I) EFFECT A REVERSE STOCK SPLIT OF THE COMPANY'S COMMON STOCK AT A RATIO TO BE DETERMINED BY THE BOARD OF DIRECTORS IN ITS DISCRETION FROM FIVE DESIGNATED ALTERNATIVES AND (II) REDUCE THE NUMBER OF AUTHORIZED SHARES OF THE COMPANY'S COMMON STOCK BY THE APPROVED REVERSE SPLIT RATIO.	For	Issuer	For	With
4	TO APPROVE, IN A NON-BINDING ADVISORY VOTE, THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

LIBERTY GLOBAL PLC

Ticker Symbol:LILA	Cusip Number:G5480U138
Record Date: 4/28/2017	Meeting Date: 6/21/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT MIRANDA CURTIS AS A DIRECTOR OF LIBERTY GLOBAL FOR A TERM EXPIRING AT THE ANNUAL GENERAL MEETING TO BE HELD IN 2020.	For	Issuer	For	With
10	TO AUTHORIZE THE AUDIT COMMITTEE OF LIBERTY GLOBAL'S BOARD OF DIRECTORS TO DETERMINE THE U.K. STATUTORY AUDITOR'S COMPENSATION	For	Issuer	For	With
11	TO APPROVE THE FORM OF AGREEMENTS AND COUNTERPARTIES PURSUANT TO WHICH LIBERTY GLOBAL MAY CONDUCT THE PURCHASE OF ITS ORDINARY SHARES IN ITS CAPITAL AND AUTHORIZE ALL OR ANY OF LIBERTY GLOBAL'S DIRECTORS AND SENIOR OFFICERS TO ENTER INTO, COMPLETE AND MAKE PURCHASES OF ORDINARY SHARES IN THE CAPITAL OF LIBERTY GLOBAL PURSUANT TO THE FORM OF AGREEMENTS AND WITH ANY OF THE APPROVED COUNTERPARTIES, WHICH APPROVALS WILL EXPIRE ON THE FIFTH ANNIVERSARY OF THE 2017 ANNUAL GENERAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With
2	TO ELECT JOHN W. DICK AS A DIRECTOR OF LIBERTY GLOBAL FOR A TERM EXPIRING AT THE ANNUAL GENERAL MEETING TO BE HELD IN 2020.	For	Issuer	For	With
3	TO ELECT JC SPARKMAN AS A DIRECTOR OF LIBERTY GLOBAL FOR A TERM EXPIRING AT THE ANNUAL GENERAL MEETING TO BE HELD IN 2020.	For	Issuer	For	With
4	TO ELECT DAVID WARGO AS A DIRECTOR OF LIBERTY GLOBAL FOR A TERM EXPIRING AT THE ANNUAL GENERAL MEETING TO BE HELD IN 2020.	For	Issuer	For	With
5	TO APPROVE THE DIRECTOR'S COMPENSATION POLICY CONTAINED IN APPENDIX A OF LIBERTY GLOBAL'S PROXY STATEMENT FOR THE 2017 ANNUAL GENERAL MEETING OF SHAREHOLDERS (IN ACCORDANCE WITH REQUIREMENTS APPLICABLE TO UNITED KINGDOM (U.K.) COMPANIES) TO BE EFFECTIVE AS OF THE DATE OF THE 2017 ANNUAL GENERAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With
6	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN LIBERTY GLOBAL'S PROXY STATEMENT FOR THE 2017 ANNUAL GENERAL MEETING OF SHAREHOLDERS PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION, INCLUDING THE COMPENSATION DISCUSSION AND ANALYSIS SECTION, THE SUMMARY COMPENSATION TABLE AND OTHER RELATED TABLES AND DISCLOSURE.	For	Issuer	For	With
7	TO APPROVE, ON AN ADVISORY, BASIS THE ANNUAL REPORT ON THE IMPLEMENTATION OF THE DIRECTORS' COMPENSATION POLICY FOR THE YEAR ENDED DECEMBER 31, 2016, CONTAINED IN APPENDIX A OF THE PROXY STATEMENT (IN ACCORDANCE WITH REQUIREMENTS APPLICABLE TO U.K. COMPANIES).	For	Issuer	For	With
8	TO RATIFY THE APPOINTMENT OF KPMG LLP (U.S.) AS LIBERTY GLOBAL'S INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
9	TO APPOINT KPMG LLP (U.K.) AS LIBERTY GLOBAL'S U.K. STATUTORY AUDITOR UNDER THE U.K. COMPANIES ACT 2006 (TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT ANNUAL GENERAL MEETING AT WHICH ACCOUNTS ARE LAID BEFORE LIBERTY GLOBAL).	For	Issuer	For	With

ONEMAIN HOLDINGS, INC.

Ticker Symbol:OMF	Cusip Number:68268W103
Record Date: 3/31/2017	Meeting Date: 5/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JAY N. LEVINE ROY A. GUTHRIE	For	Issuer	For	With
2	TO VOTE, ON AN ADVISORY BASIS, TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ONEMAIN HOLDINGS, INC. FOR THE YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

ONEOK, INC.

Ticker Symbol:OKE	Cusip Number:682680103
Record Date: 5/19/2017	Meeting Date: 6/30/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ISSUANCE OF SHARES OF COMMON STOCK OF ONEOK, INC. ("ONEOK") IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 31, 2017, BY AND AMONG ONEOK, NEW HOLDINGS SUBSIDIARY, LLC, ONEOK PARTNERS, L.P. AND ONEOK PARTNERS GP, L.L.C.	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT OF ONEOK'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 600,000,000 TO 1,200,000,000.	For	Issuer	For	With
3	TO APPROVE THE ADJOURNMENT OF THE ONEOK SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE ABOVE PROPOSALS.	For	Issuer	For	With

ONEOK, INC.

Ticker Symbol:OKE	Cusip Number:682680103
Record Date: 3/27/2017	Meeting Date: 5/24/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: BRIAN L. DERKSEN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JULIE H. EDWARDS	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JOHN W. GIBSON	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: RANDALL J. LARSON	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: STEVEN J. MALCOLM	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: KEVIN S. MCCARTHY	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: JIM W. MOGG	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: PATTYE L. MOORE	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: GARY D. PARKER	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: EDUARDO A. RODRIGUEZ	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: TERRY K. SPENCER	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS ONEOK, INC.'S INDEPENDENT AUDITOR FOR YEAR ENDING DEC 31 2017.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE ONEOK, INC.'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING THE ADVISORY SHAREHOLDER VOTE ON ONEOK'S EXECUTIVE COMPENSATION.	For	Issuer	For	With

PENN NATIONAL GAMING, INC.

Ticker Symbol:PENN	Cusip Number:707569109
Record Date: 4/7/2017	Meeting Date: 6/14/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR PETER M. CARLINO JANE SCACCETTI TIMOTHY J. WILMOTT	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2017 FISCAL YEAR.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

PRESTIGE BRANDS HOLDINGS, INC.

Ticker Symbol:PBH	Cusip Number:74112D101
Record Date: 6/14/2016	Meeting Date: 8/2/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR RONALD M. LOMBARDI JOHN E. BYOM GARY E. COSTLEY SHEILA A. HOPKINS JAMES M. JENNESS CARL J. JOHNSON NATALE S. RICCIARDI	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF PRESTIGE BRANDS HOLDINGS, INC. FOR THE FISCAL YEAR ENDING MARCH 31, 2017.	For	Issuer	For	With
3	SAY ON PAY - AN ADVISORY VOTE ON THE RESOLUTION TO APPROVE THE COMPENSATION OF PRESTIGE BRANDS HOLDINGS, INC.'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

PRIMERICA, INC.

Ticker Symbol:PRI	Cusip Number:74164M108
Record Date: 3/21/2017	Meeting Date: 5/17/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	JOHN A. ADDISON, JR. JOEL M. BABBIT P. GEORGE BENSON GARY L. CRITTENDEN CYNTHIA N. DAY MARK MASON ROBERT F. MCCULLOUGH BEATRIZ R. PEREZ D. RICHARD WILLIAMS GLENN J. WILLIAMS BARBARA A. YASTINE	For	Issuer	For	With
2	TO APPROVE THE SECOND AMENDED AND RESTATED PRIMERICA, INC. 2010 OMNIBUS INCENTIVE PLAN.	For	Issuer	For	With
3	TO CONSIDER AN ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY).	For	Issuer	For	With
4	TO CONSIDER AN ADVISORY VOTE TO DETERMINE STOCKHOLDER PREFERENCE ON THE FREQUENCY OF THE SAY-ON-PAY VOTE (SAY-WHEN-ON-PAY).	For	Issuer	For	With
5	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2017.	For	Issuer	For	With

RE/MAX HOLDINGS, INC.

Ticker Symbol:RMAX	Cusip Number:75524W108
Record Date: 3/23/2017	Meeting Date: 5/24/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ROGER DOW RONALD HARRISON JOSEPH DESPLINTER	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
5	TO APPROVE THE RE/MAX HOLDINGS, INC. 2013 OMNIBUS INCENTIVE PLAN.	For	Issuer	For	With

SEMGROUP CORPORATION

Ticker Symbol:SEMG	Cusip Number:81663A105
Record Date: 8/22/2016	Meeting Date: 9/29/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ISSUANCE OF CLASS A COMMON STOCK PURSUANT TO THE TERMS OF THE MERGER AGREEMENT IN CONNECTION WITH THE MERGER.	For	Issuer	For	With
2	TO APPROVE THE ADJOURNMENT OF THE SEMGROUP SPECIAL MEETING, FROM TIME TO TIME, IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES.	For	Issuer	For	With

SUNCOKE ENERGY, INC.

Ticker Symbol:SXC	Cusip Number:86722A
Record Date: 3/8/2017	Meeting Date: 5/4/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: PETER B. HAMILTON	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JAMES E. SWEETNAM	For	Issuer	For	With
2	TO HOLD A NON-BINDING ADVISORY VOTE ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

TEEKAY CORPORATION

Ticker Symbol:TK	Cusip Number:Y8564W103
Record Date: 4/18/2017	Meeting Date: 6/15/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR THOMAS KUO-YUEN HSU AXEL KARLSHOEJ BJORN MOLLER	For	Issuer	For	With

TRANSUNION

Ticker Symbol:TRU	Cusip Number:89400J
Record Date: 3/6/2017	Meeting Date: 5/3/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR LEO F. MULLIN STEVEN M. TADLER	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS TRANSUNION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

VOYA FINANCIAL, INC.

Ticker Symbol:VOYA	Cusip Number:929089100
Record Date: 3/27/2017	Meeting Date: 5/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: LYNNE BIGGAR	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JANE P. CHWICK	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: RUTH ANN M. GILLIS	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: J. BARRY GRISWELL	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: FREDERICK S. HUBBELL	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: RODNEY O. MARTIN, JR.	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: BYRON H. POLLITT, JR.	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: JOSEPH V. TRIPODI	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: DEBORAH C. WRIGHT	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: DAVID ZWIENER	For	Issuer	For	With
2	APPROVAL, IN A NON-BINDING ADVISORY VOTE, OF THE COMPENSATION PAID TO THE NAMED EXECUTIVE OFFICERS, AS DISCLOSED AND DISCUSSED IN THE PROXY STATEMENT	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017	For	Issuer	For	With

W.P. GLIMCHER, INC.

Ticker Symbol:WPG	Cusip Number:92939N102
Record Date: 7/1/2016	Meeting Date: 8/30/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR LOUIS G. CONFORTI JOHN J. DILLON III ROBERT J. LAIKIN JOHN F. LEVY MARK S. ORDAN JACQUELYN R. SOFFER	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO WP GLIMCHER INC.'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO CHANGE ITS NAME TO "WASHINGTON PRIME GROUP INC."	For	Issuer	For	With
3	TO APPROVE A NON-BINDING AND ADVISORY RESOLUTION REGARDING WP GLIMCHER INC.'S EXECUTIVE COMPENSATION, AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS WP GLIMCHER INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With

WASHINGTON PRIME GROUP INC.

Ticker Symbol:WPG	Cusip Number:93964W108
Record Date: 3/10/2017	Meeting Date: 5/18/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR J. TAGGART BIRGE LOUIS G. CONFORTI JOHN J. DILLON III ROBERT J. LAIKIN JOHN F. LEVY SHERYL G. VON BLUCHER JACQUELYN R. SOFFER	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO WASHINGTON PRIME GROUP INC.'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO CONFIRM MAJORITY VOTING FOR THE ELECTION OF DIRECTORS IN NON-CONTESTED ELECTIONS.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO WASHINGTON PRIME GROUP INC.'S AMENDED AND RESTATED ARTICLES OF INCORPORATION THAT CHANGES THE VOTING REQUIREMENT FOR OUR SHAREHOLDERS TO AMEND THE COMPANY'S AMENDED AND RESTATED BYLAWS.	For	Issuer	For	With
4	TO APPROVE AN AMENDMENT TO WASHINGTON PRIME GROUP INC.'S AMENDED AND RESTATED ARTICLES OF INCORPORATION THAT INCREASES THE AUTHORIZED COMMON SHARES, PAR VALUE $0.0001 PER SHARE, FROM THREE HUNDRED MILLION (300,000,000) TO THREE HUNDRED FIFTY MILLION (350,000,000).	For	Issuer	For	With
5	TO APPROVE A NON-BINDING AND ADVISORY RESOLUTION REGARDING WASHINGTON PRIME GROUP INC.'S EXECUTIVE COMPENSATION AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
6	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS WASHINGTON PRIME GROUP INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

WELLCARE HEALTH PLANS, INC.

Ticker Symbol:WCG	Cusip Number:94946T106
Record Date: 3/27/2017	Meeting Date: 5/24/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: RICHARD C. BREON	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: KENNETH A. BURDICK	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: CAROL J. BURT	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: H. JAMES DALLAS	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: KEVIN F. HICKEY	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: CHRISTIAN P. MICHALIK	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: GLENN D. STEELE, JR.	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: WILLIAM L. TRUBECK	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: PAUL E. WEAVER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
3	ADVISORY VOTE ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS ("SAY ON PAY").	For	Issuer	For	With
4	ADVISORY VOTE ON THE SAY ON PAY VOTE FREQUENCY.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gator Series Trust

By /s/Derek Pilecki

* Derek Pilecki

President and Secretary

Date: July 14, 2017

*Print the name and title of each signing officer under his or her signature.